Fair Value	12 Months Ended
Dec. 31, 2012
Fair Value
Fair Value
Non-financial assets measured at fair value on a non-recurring basis principally include real estate assets, goodwill and intangible assets, which are measured for impairment. We did not recognize any non-cash impairment charges in 2012. In 2011, certain real estate assets were remeasured and reported at fair value due to events or circumstances that indicated the carrying value may not be recoverable. We determined estimated fair value based on the present value of future probability weighted cash flows expected from the sale of the long-lived asset or based on a third-party appraisal of current value. As a result, we recognized non-cash asset impairments of $11,525,000 in 2011 associated with our owned and consolidated projects. The carrying value of these assets may have subsequently increased or decreased from the fair value reflected due to activity that has occurred since the measurement date.

	Year-End 2012				Year-End 2011
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(In thousands)
Non-Financial Assets and Liabilities:
Real estate	$—	$—	$—	$—	$—	$—	$24,161	$24,161

We elected not to use the fair value option for cash and cash equivalents, accounts receivable, other current assets, variable debt, accounts payable and other current liabilities. The carrying amounts of these financial instruments approximate their fair values due to their short-term nature or variable interest rates. We determine the fair value of fixed rate financial instruments using quoted prices for similar instruments in active markets.
Information about our fixed rate financial instruments not measured at fair value follows:

	Year-End 2012		Year-End 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value		Valuation Technique
	(In thousands)
Loan secured by real estate	$18,507	$35,824	$20,666	$—	(a)	Level 2
Fixed rate debt	$(3,989)	$(4,070)	$(29,931)	$(32,478)		Level 2
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(a)	At year-end 2011 not applicable due to its non-performing status.